111 Huntington Ave., Boston, Massachusetts  02199-7632
Phone 617-954-5000

                                                March 3, 2017

VIA EDGAR
United States Securities and Exchange Commission
100 F Street, N.E.
Washington, DC  20549

Re:	MFS® Series Trust VI (the "Trust") (File Nos. 33-34502 and 811-6102) on behalf of MFS® Global Equity Fund, MFS® Global Total Return Fund and MFS® Utilities Fund (the "Funds")

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter on behalf of the Trust as certification that the Prospectuses and the combined Statement of Additional Information for the Trust do not differ from those contained in Post-Effective Amendment No. 44 (the "Amendment") to the Trust's Registration Statement on Form N-1A.  The Amendment was filed electronically on February 27, 2017.

Please call the undersigned at (617) 954-5843 or Keli Davis at (617) 954-5873 with any questions you may have.

Very truly yours,

                                                                                                                                Brian E. Langenfeld
Brian E. Langenfeld
Vice President & Senior Counsel

BEL/bjn

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